Operations and Summary of Significant Accounting Principles (Narrative) (Details)	12 Months Ended
Feb. 29, 2016 CAD
Operations And Summary Of Significant Accounting Principles 1	CAD 0
Operations And Summary Of Significant Accounting Principles 2	36,329
Operations And Summary Of Significant Accounting Principles 3	603,502
Operations And Summary Of Significant Accounting Principles 4	553,187
Operations And Summary Of Significant Accounting Principles 5	CAD 509,433